IMPAIRMENT OF ASSETS - Impairments (Reversals of Impairments) Recognized (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss recognised or reversed [line items]
Impairment recognized	$ 6,936,000	$ 1,623,000
Impairment reversed	0	(190,000)
Manufacturing facility closures, restructuring and other related charges
Disclosure of impairment loss recognised or reversed [line items]
Impairment recognized	6,136,000	628,000
Impairment reversed		(188,000)
Manufacturing facility closures, restructuring and other related charges | Inventories
Disclosure of impairment loss recognised or reversed [line items]
Impairment recognized	1,297,000	338,000
Impairment reversed		(175,000)
Manufacturing facility closures, restructuring and other related charges | Parts and supplies
Disclosure of impairment loss recognised or reversed [line items]
Impairment recognized	0	0
Impairment reversed		(12,000)
Manufacturing facility closures, restructuring and other related charges | Land
Disclosure of impairment loss recognised or reversed [line items]
Impairment recognized	370,000	0
Impairment reversed		0
Manufacturing facility closures, restructuring and other related charges | Buildings
Disclosure of impairment loss recognised or reversed [line items]
Impairment recognized	820,000	0
Impairment reversed		0
Manufacturing facility closures, restructuring and other related charges | Manufacturing equipment
Disclosure of impairment loss recognised or reversed [line items]
Impairment recognized	3,649,000	208,000
Impairment reversed		(1,000)
Manufacturing facility closures, restructuring and other related charges | Construction in progress
Disclosure of impairment loss recognised or reversed [line items]
Impairment recognized	0	82,000
Impairment reversed		0
Cost of sales
Disclosure of impairment loss recognised or reversed [line items]
Impairment recognized	800,000	995,000
Impairment reversed		(2,000)
Cost of sales | Inventories
Disclosure of impairment loss recognised or reversed [line items]
Impairment recognized	716,000	801,000
Impairment reversed		0
Cost of sales | Manufacturing equipment
Disclosure of impairment loss recognised or reversed [line items]
Impairment recognized	0	0
Impairment reversed		(2,000)
Cost of sales | Furniture, office equipment and other
Disclosure of impairment loss recognised or reversed [line items]
Impairment recognized	0	2,000
Impairment reversed		0
Cost of sales | Construction in progress
Disclosure of impairment loss recognised or reversed [line items]
Impairment recognized	$ 84,000	192,000
Impairment reversed		$ 0